Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information
Schedule of segments

				Nokia's
	Ultra		IP Networks	Networks		Group
	Broadband	Global	and	business	Nokia	Common		Segment	Unallocated
EURm	Networks(1)	Services	Applications(2)	Total	Technologies	and Other	Eliminations	total	items(3)	Total
Continuing operations
2018
Net sales to external customers	8 691	5 710	5 719	20 120	1 486	974	–	22 580	(17)	22 563
Net sales to other segments	1	–	–	1	15	47	(63)	–	–	–
Depreciation and amortization	(236)	(66)	(147)	(449)	(21)	(45)	–	(515)	(940)	(1 455)
Operating profit/(loss)	510	242	447	1 199	1 203	(222)	–	2 180	(2 239)	(59)
Share of results of associated companies and joint ventures	12	–	–	12	–	–	–	12	–	12
2017
Net sales to external customers	8 970	5 810	5 743	20 523	1 639	1 060	–	23 222	(75)	23 147
Net sales to other segments	–	–	–	–	15	54	(69)	–	–	–
Depreciation and amortization	(258)	(80)	(160)	(498)	(12)	(48)	–	(558)	(1 033)	(1 591)
Operating profit/(loss)	781	411	519	1 711	1 124	(248)	–	2 587	(2 571)	16
Share of results of associated companies and joint ventures	21	–	–	21	(10)	–	–	11	–	11
2016
Net sales to external customers	9 757	6 036	6 036	21 829	1 038	1 105	–	23 972	(331)	23 641
Net sales to other segments	1	–	–	1	15	37	(53)	–	–	–
Depreciation and amortization	(270)	(70)	(160)	(500)	(9)	(43)	–	(552)	(1 042)	(1 594)
Operating profit/(loss)	922	406	615	1 943	579	(350)	–	2 172	(3 272)	(1 100)
Share of results of associated companies and joint ventures	18	–	–	18	–	–	–	18	–	18
(1)

Includes Mobile Networks net sales of EUR 6 712 million (EUR 6 895 million in 2017 and EUR 7 357 million in 2016) and Fixed Networks net sales of EUR 1 980 million (EUR 2 075 million in 2017 and EUR 2 401 million in 2016).

(2)

Includes IP Routing net sales of EUR 2 545 million (EUR 2 694 million in 2017 and EUR 2 941 million in 2016), Optical Networks net sales of EUR 1 606 million (EUR 1 499 million in 2017 and EUR 1 564 million in 2016) and Nokia Software net sales of EUR 1 568 million (EUR 1 550 million in 2017 and EUR 1 531 million in 2016).

(3)

Excludes costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Reconciliation of total segment operating profit to total operating profit/(loss)

EURm	2018	2017	2016
Total segment operating profit	2 180	2 587	2 172
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(940)	(1 033)	(1 026)
Product portfolio strategy costs	(583)	(536)	(348)
Restructuring and associated charges	(321)	(579)	(774)
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(220)	(206)	(295)
Fair value changes of legacy IPR fund	(57)	–	–
Impairment of assets	(48)	(173)	–
Divestment of businesses	(39)	–	–
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(16)	(55)	(840)
Other	(15)	11	11
Total operating (loss)/profit	(59)	16	(1 100)

Schedule of geographic location information

Information by geographies

Net sales to external customers by region(1)

EURm	2018	2017	2016
Asia-Pacific	4 081	4 228	4 223
Europe	6 489	6 833	6 410
Greater China	2 165	2 516	2 654
Latin America	1 380	1 279	1 458
Middle East & Africa	1 874	1 907	1 872
North America	6 574	6 384	7 024
Total	22 563	23 147	23 641

(1)   Net sales to external customers by region are based on the location of customer.

Net sales to external customers and non-current assets by country

	Net sales(1)			Non-current assets(2)
EURm	2018	2017	2016	2018	2017
Finland(3)	1 556	1 698	1 138	1 462	1 437
United States	6 204	5 991	6 639	5 818	6 132
China	1 754	2 082	2 248	350	377
India	1 629	1 455	1 288	122	125
France	1 179	1 295	1 055	1 938	1 949
Other	10 241	10 626	11 273	905	1 052
Total	22 563	23 147	23 641	10 595	11 072

(1)   Net sales to external customers by country are based on the location of customer.

(2)   Consists of goodwill and other intangible assets and property, plant and equipment.

(3)   All Nokia Technologies IPR and licensing net sales are allocated to Finland.